Variable Annuity-3 Series Account

(New York)

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of Variable Annuity-3 Series Account of Empower Life & Annuity Insurance Company of New York and Contract Owners of Variable Annuity-3 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Variable Annuity-3 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Columbia VP Select Large Cap Value Fund, Class 1

Columbia VP Select Mid Cap Growth Fund, Class 1

Columbia VP Select Small Cap Value Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 1

The statement of changes in net assets for the period from January 1, 2024, to June 14, 2024 (date of liquidation).

Empower Government Money Market Fund, Investor Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from June 14, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Government Money Market Portfolio, Initial Class

VARIABLE ANNUITY 3 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund, Class 1	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Fidelity VIP Government Money Market Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$21,365	$91,759	$2,416	$770,654	$92,116
Receivable from the fund manager	1	4	-	30	4
Total assets	21,366	91,763	2,416	770,684	92,120

LIABILITIES:
Payable to the Contracts	1	4	-	30	4
Payable to the Company	31	-	3	1	-
Total liabilities	32	4	3	31	4

NET ASSETS	$21,334	$91,759	$2,413	$770,653	$92,116

ANALYSIS OF NET ASSETS
Accumulation period	$21,334	$91,759	$2,413	$770,653	$92,116
Annuity period	-	-	-	-	-
Total net assets	$21,334	$91,759	$2,413	$770,653	$92,116

Fair value per share (NAV)	$56.04	$64.65	$41.92	$41.85	$1.00
Shares outstanding in the Separate Account	381	1,419	58	18,415	92,116

(1) Investments in mutual fund shares, at cost	$15,861	$21,203	$698	$453,262	$92,116

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY 3 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund, Class 1	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Fidelity VIP Government Money Market Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$4,277

EXPENSES:
Mortality and expense risk and admin	258	1,214	32	8,840	1,368

NET INVESTMENT INCOME (LOSS)	(258)	(1,214)	(32)	(8,840)	2,909

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	175	919	25	3,998	-
Capital gain distributions	-	-	-	56,773	-

Net realized gain (loss) on investments	175	919	25	60,771	-

Change in net unrealized appreciation (depreciation) on investments	4,554	11,237	125	138,679	-

Net realized and unrealized gain (loss) on investments	4,729	12,156	150	199,450	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,471	$10,942	$118	$190,610	$2,909

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY 3 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund, Class 1	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Fidelity VIP Government Money Market Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(258)	$(1,214)	$(32)	$(8,840)	$2,909
Net realized gain (loss) on investments	175	919	25	60,771	-
Change in net unrealized appreciation (depreciation) on investments	4,554	11,237	125	138,679	-

Net increase (decrease) in net assets resulting from operations	4,471	10,942	118	190,610	2,909

CONTRACT TRANSACTIONS:
Contract maintenance charges	(1)	(5)	(3)	(17)	(3)
Contract owners' benefits	-	-	-	-	(24,774)
Net transfers (to) from the Company and/or Subaccounts	(30)	1	(2)	(1)	-

Increase (decrease) in net assets resulting from Contract transactions	(31)	(4)	(5)	(18)	(24,777)

Total increase (decrease) in net assets	4,440	10,938	113	190,592	(21,868)

NET ASSETS:
Beginning of period	16,894	80,821	2,300	580,061	113,984

End of period	$21,334	$91,759	$2,413	$770,653	$92,116

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY 3 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Large Cap Value Fund, Class 1	Columbia VP Select Mid Cap Growth Fund, Class 1	Columbia VP Select Small Cap Value Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 1	Empower Government Money Market Fund, Investor Class	Fidelity VIP Government Money Market Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(141)	$(1,029)	$(31)	$(8,396)	$622	$688
Net realized gain (loss) on investments	92	728	24	84,549	-	-
Change in net unrealized appreciation (depreciation) on investments	494	14,849	254	60,042	-	-

Net increase (decrease) in net assets resulting from operations	445	14,548	247	136,195	622	688

CONTRACT TRANSACTIONS:
Contract maintenance charges	(1)	(5)	(4)	(16)	-	(4)
Contract owners' benefits	-	-	-	(4,320)	(16,761)	-
Net transfers (to) from the Company and/or Subaccounts	15,694	(1)	-	(95,232)	(33,763)	113,300

Increase (decrease) in net assets resulting from Contract transactions	15,693	(6)	(4)	(99,568)	(50,524)	113,296

Total increase (decrease) in net assets	16,138	14,542	243	36,627	(49,902)	113,984

NET ASSETS:
Beginning of period	756	66,279	2,057	543,434	49,902	-

End of period	$16,894	$80,821	$2,300	$580,061	$-	$113,984

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-3 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the “Company”). The Variable Annuity-3 Series Account (the “Separate Account”), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, and the product is closed to additional payments from existing Contract owners.

The following is the variable annuity product funded by the Separate Account:

Trillium NY

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 8 available Subaccount investment options, as follows:

Columbia VP Select Large Cap Value Fund, Class 1

Columbia VP Select Mid Cap Growth Fund, Class 1

Columbia VP Select Small Cap Value Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 1

Empower Bond Index Fund, Investor Class *

Empower Government Money Market Fund, Investor Class(a)

Empower International Growth Fund, Investor Class *

Fidelity VIP Government Money Market Portfolio, Initial Class(a)

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Change tables below

Subaccount Change: Liquidation
During 2024, the following Subaccount was liquidated:

Subaccount Name	Date of Liquidation
Empower Government Money Market Fund, Investor Class	June 14, 2024

Subaccount Change: Trading Commencement

During 2024, the following Subaccount commenced trading:

Subaccount Name	Date Trading Commenced

Fidelity VIP Government Money Market Portfolio, Initial Class	June 14, 2024

The financial statements are presented based on the period noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Columbia VP Select Large Cap Value Fund, Class 1	$-	$259
Columbia VP Select Mid Cap Growth Fund, Class 1	-	1,219
Columbia VP Select Small Cap Value Fund, Class 1	-	35
Columbia VP Seligman Global Technology Fund, Class 1	56,773	8,857
Fidelity VIP Government Money Market Portfolio, Initial Class	4,277	26,146

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025					2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)		Units Issued	Units Redeemed		Net Increase (Decrease)
Columbia VP Select Large Cap Value Fund, Class 1	-	0	*	(0	)*	486	0	*	486
Columbia VP Select Mid Cap Growth Fund, Class 1	-	0	*	(0	)*	-	0	*	(0	)*
Columbia VP Select Small Cap Value Fund, Class 1	-	0	*	(0	)*	-	0	*	(0	)*
Columbia VP Seligman Global Technology Fund, Class 1	-	0	*	(0	)*	-	410		(410)
Empower Government Money Market Fund, Investor Class	-	-		-		-	5,511		(5,511)
Fidelity VIP Government Money Market Portfolio, Initial Class	-	2,378		(2,378)		11,125	0	*	11,125

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.85% - 1.25% of the average daily net assets of the Subaccounts

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $30 annually

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. If applicable, the charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sold one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio(b)	Total Return (c)
Columbia VP Select Large Cap Value Fund, Class 1
2025	1		$41.83	$21	0.00%	1.40%	26.49%
2024	1		33.07	17	0.00%	1.40%	11.29%
2023	0	*	29.71	1	0.00%	1.40%	3.93%
2022	0	*	28.59	1	0.00%	1.40%	(6.78)%
2021	0	*	30.67	1	0.00%	1.40%	29.30%
Columbia VP Select Mid Cap Growth Fund, Class 1
2025	0	*	241.82	92	0.00%	1.40%	13.54%
2024	0	*	212.98	81	0.00%	1.40%	21.95%
2023	0	*	174.65	66	0.00%	1.40%	23.51%
2022	1		141.41	74	0.00%	1.40%	(31.79)%
2021	1		207.32	109	0.00%	1.40%	14.95%
Columbia VP Select Small Cap Value Fund, Class 1
2025	0	*	28.39	2	0.00%	1.40%	5.10%
2024	0	*	27.01	2	0.00%	1.40%	12.34%
2023	0	*	24.05	2	0.00%	1.40%	11.57%
2022	0	*	21.55	2	0.00%	1.40%	(15.95)%
2021	0	*	25.64	2	0.00%	1.40%	29.23%
Columbia VP Seligman Global Technology Fund, Class 1
2025	2		324.06	771	0.00%	1.40%	32.86%
2024	2		243.91	580	0.00%	1.40%	25.14%
2023	3		194.91	543	0.00%	1.40%	43.27%
2022	3		136.04	442	0.00%	1.40%	(32.67)%
2021	3		202.06	657	0.40%	1.40%	37.09%
Empower Government Money Market Fund, Investor Class
2024	-		-	-	0.01%	1.40%	1.62%
2023	6		9.05	50	4.45%	1.40%	3.09%
2022	6		8.78	52	1.06%	1.40%	(0.19)%
2021	36		8.80	316	0.01%	1.40%	(1.35)%
Fidelity VIP Government Money Market Portfolio, Initial Class
2025	9		10.53	92	4.07%	1.40%	2.78%
2024	11		10.25	114	3.43%	1.00%	2.11%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.            SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.